Business Combination	3 Months Ended
Apr. 30, 2015
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 7 – BUSINESS COMBINATION

October 30, 2014 the Company through a comprehensive agreement with Webrunner, LLC, has purchased a complete data center.

The fair value of the consideration and the assets acquired is based on the aggregate value of the common stock issued in exchange for the software as shown below:

The acquisition consisted primarily of the purchase of a data center and all of its business, which are considered to meet the definition of a business in accordance with FASB codification Topic 805, "Business Combinations", As such, the Company accounted for the acquisition as a business combination.

During the 2 months ended April 30, 2015 the issued $1,000,000 of preferred shares payable for the acquisition of Webrunner, Inc.

See Note – 8 of our January 31, 2015 10K for more information.

The following (unaudited) Proforma consolidated results of operations have been prepared as if the acquisition had occurred at February 1, 2014.

April 30, 2014

REVENUES	29,470

Net Loss	(1,033,374)

Net loss per share basic and diluted	$(0.01)

Weighted average of shares outstanding	219,433,333